ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

Accrued liabilities at December 31, 2016 and 2015 consisted of the following (dollars in millions):

	December 31,
	2016	2015
Payroll and benefits	$50	$52
Restructuring and plant closing costs	14	85
Rebate accrual	25	22
Current taxes payable	4	4
Asset retirement obligation	13	18
Taxes other than income taxes	2	2
Pension liabilities	1	1
Other miscellaneous accruals	37	58
Total	$146	$242